Earnings (Loss) per share - Schedule of diluted and basic earnings (loss) per share (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings (Loss) per share
Basic (loss)/Income after taxes from operations (attributable to VIA optronics AG shareholders)	€ (10,507,366)	€ (12,516,084)	€ (4,919,484)
Diluted (loss)/Income after taxes from operations (attributable to VIA optronics AG shareholders)	€ (10,507,365)	€ (12,516,084)	€ (4,919,484)
Weighted average of shares outstanding basic (in shares)	4,530,701	4,530,701	3,398,330
Weighted average of shares outstanding diluted (in shares)	4,530,701	4,530,701	3,398,330
Basic loss per share in EUR (EUR per Share)	€ (2.32)	€ (2.7625)	€ (1.45)
Diluted loss per share in EUR (EUR per Share)	€ (2.32)		€ (1.45)